U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

December 4, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	USFS Funds Trust

Dear Sir or Madam:

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, filed with this letter is Pre-Effective Amendment No. 1 to the registration statement on Form N-1A for the USFS Funds Limited Duration Government Fund and USFS Funds Tactical Asset Allocation Fund, each a series of USFS Funds Trust (the “Registrant”). The purpose of this Pre-Effective Amendment No. 1 is to respond to staff comments on the Registrant’s registration statement filing, make other changes to the Prospectus and Statement of Additional Information, and include additional exhibits.

If you have any questions or require further information, please contact Michael Barolsky at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky

Michael D. Barolsky, Esq.
Assistant Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator to the Trust